Goodwill and intangible assets (Detail 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		$ 6,563
Balance at the end of the year		6,647	$ 6,563
Recoverable amount of the impaired assets		18	0
Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		7,888	7,687
Additions		270	105
Disposals		(45)	(63)
Write-offs		(7)	0
Foreign currency translation		(88)	160
Balance at the end of the year		8,018	7,888
Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,325	1,245
Amortization		62	71
Impairment	[1]	4	0
Disposals		(1)	(16)
Write-offs		(7)	0
Foreign currency translation		(12)	26
Balance at the end of the year		1,371	1,325
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,342
Additions		161
Disposals		(40)
Foreign currency translation		(71)
Balance at the end of the year		6,392	6,342
Goodwill | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,342
Additions		161
Disposals		(40)
Foreign currency translation		(71)
Balance at the end of the year		6,392	6,342
Intangible assets - Total
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		221
Additions		109
Amortization		62
Impairment		4
Disposals		(4)
Foreign currency translation		(5)
Balance at the end of the year		254	221
Intangible assets - Total | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,546
Additions		109
Disposals		(5)
Write-offs		(7)
Foreign currency translation		(17)
Balance at the end of the year		1,625	1,546
Intangible assets - Total | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,325
Amortization		62
Impairment	[1]	4
Disposals		(1)
Write-offs		(7)
Foreign currency translation		(12)
Balance at the end of the year		1,371	1,325
Intangible assets - Infrastructure
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	[2]	68
Intangible assets - Infrastructure | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	[2]	760
Balance at the end of the year	[2]	760	760
Intangible assets - Infrastructure | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	[2]	653
Amortization	[2]	38
Balance at the end of the year	[2]	691	653
Intangible assets - Customer relationships, contractual rights and other
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year		186
Intangible assets - Customer relationships, contractual rights and other | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		786
Additions		109
Disposals		(5)
Write-offs		(7)
Foreign currency translation		(17)
Balance at the end of the year		865	786
Intangible assets - Customer relationships, contractual rights and other | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		672
Amortization		24
Impairment	[1]	4
Disposals		(1)
Write-offs		(7)
Foreign currency translation		(12)
Balance at the end of the year		679	672
UBS AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,563
Balance at the end of the year		6,647	6,563
Recoverable amount of the impaired assets		18	0
UBS AG | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		7,888	7,687
Additions		270	105
Disposals		(45)	(63)
Write-offs		(7)	0
Foreign currency translation		(88)	160
Balance at the end of the year		8,018	7,888
UBS AG | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,325	1,245
Amortization		62	71
Impairment	[1]	4	0
Disposals		(1)	(16)
Write-offs		(7)	0
Foreign currency translation		(12)	26
Balance at the end of the year		1,371	1,325
UBS AG | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,342
Additions		161
Disposals		(40)
Foreign currency translation		(71)
Balance at the end of the year		6,392	6,342
UBS AG | Goodwill | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,342
Additions		161
Disposals		(40)
Foreign currency translation		(71)
Balance at the end of the year		6,392	6,342
UBS AG | Intangible assets - Total
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		221
Additions		109
Amortization		62
Impairment		4
Disposals		(4)
Foreign currency translation		(5)
Balance at the end of the year		254	221
UBS AG | Intangible assets - Total | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,546
Additions		109
Disposals		(5)
Write-offs		(7)
Foreign currency translation		(17)
Balance at the end of the year		1,625	1,546
UBS AG | Intangible assets - Total | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,325
Amortization		62
Impairment	[1]	4
Disposals		(1)
Write-offs		(7)
Foreign currency translation		(12)
Balance at the end of the year		1,371	1,325
UBS AG | Intangible assets - Infrastructure
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	[2]	68
UBS AG | Intangible assets - Infrastructure | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	[2]	760
Balance at the end of the year	[2]	760	760
UBS AG | Intangible assets - Infrastructure | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	[2]	653
Amortization	[2]	38
Balance at the end of the year	[2]	691	653
UBS AG | Intangible assets - Customer relationships, contractual rights and other
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year		186
UBS AG | Intangible assets - Customer relationships, contractual rights and other | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		786
Additions		109
Disposals		(5)
Write-offs		(7)
Foreign currency translation		(17)
Balance at the end of the year		865	786
UBS AG | Intangible assets - Customer relationships, contractual rights and other | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		672
Amortization		24
Impairment	[1]	4
Disposals		(1)
Write-offs		(7)
Foreign currency translation		(12)
Balance at the end of the year		$ 679	$ 672

[1]
Impairment charges recorded in 2018 and 2017 relate to assets for which the recoverable amount was determined based on value-in-use (recoverable amount of the impaired assets: USD 18 million for 2018 and USD 0 million for 2017).

[2]	Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc